Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Statement
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Banco Santander Mexico S.A., Institucion de Banca Multiple, Grupo Financiero Santander Mexico
Entity Incorporation, State or Country Code	O5
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001698287
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Series B shares
Statement
Entity Common Stock, Shares Outstanding	3,322,685,212
Series F shares
Statement
Entity Common Stock, Shares Outstanding	3,464,309,145